Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Liquidity
Liquidity

Note 2 – Liquidity

The accompanying Condensed Financial Statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred losses and negative cash flows from operations for several years and had an accumulated deficit of $390,981 as of September 30, 2021. As the Company pursues its business plan, it expects to continue to incur net losses and negative cash flows.

In May 2021, the Company received $135,579 of cash in conjunction with its issuance of 8,777,812 shares of Series B Preferred Stock (the “Series B Financing”) (see Note 9 for a discussion of the Series B Financing).

On June 15, 2021, the Company entered into a Business Combination Agreement (“BCA”) with Decarbonization Plus Acquisition Corporation III (“DCRC”) and DCRC Merger Sub Inc. (“Merger Sub”). Pursuant to the BCA, Merger Sub will merge with and into the Company, and the Company will survive as a wholly owned subsidiary of DCRC (the “Merger”). In connection with the Merger, Company stockholders will receive common stock of DCRC, pursuant to the terms of the BCA. The Merger is expected to close in December 2021, subject to customary closing conditions.

Based on cash on hand at September 30, 2021, management believes the Company has sufficient capital to execute its strategic plan and fund operations through at least the next 12 months from the date these Condensed Financial Statements are issued.

Note 2 – Liquidity

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred losses and negative cash flows from operations for several years and had an accumulated deficit of $105,311,367 as of December 31, 2020. As the Company continues to pursue its business plan, it expects to continue to incur net losses and negative cash flows. However, as described in Note 18 - Subsequent Events, the Company realized proceeds from a Series B offering of preferred stock of $129,556,000 on May 5, 2021. As a result of these financing activities, management believes the Company has sufficient capital to execute its strategic plan and fund operations through at least the next twelve months from the date these financial statements are issued.